SCHEDULE OF FUTURE AMORTIZATION EXPENSE OF INTANGIBLE ASSETS (Details)	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 140,243
2025	140,243
2026	140,243
2027	140,243
2028	140,243
Thereafter	180,932
Total	$ 882,147